Provision for Income Taxes (Details) - Schedule of Income Taxes - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Taxes [Abstract]
Income before taxes	$ (387,781)	$ (295,060)	$ 108,418	$ 343,988	$ 156,184
Tax expenses (credit) at the effective tax rates	(69,180)	(114,645)	10,732	(124,591)	36,755
Tax effect on non-taxable income	(509)		(39,173)
Tax effect on non-deductible expenses	42,924	206,496		369,101	114,656
Tax effect on late penalty provision					145,295
Change in valuation allowance			28,441
Tax effect on utilization of tax losses	26,765	(8,124)		(36,369)	(1,990)
Income taxes		$ 83,727		$ 208,141	$ 294,716